Variable Interest Entities - Schedule of Variable Interest Entities (Details) - USD ($) $ in Millions	Jun. 26, 2021	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Current assets:
Cash and cash equivalents	$ 420	$ 231	$ 167
Accounts receivable, net	95	102	70
Deferred costs	163	137	111
Other current assets	44	42	49
Current assets of discontinued operations	317	402	434
Total current assets	1,039	914	831
Property and equipment, net	103	115	115
Goodwill	1,018	1,018	1,018	$ 1,018
Identified intangible assets, net	631	729	980
Deferred tax assets	25	24	21
Other long-term assets	93	68	58
Long-term assets of discontinued operations	2,528	2,560	2,765
Total assets	5,437	5,428	5,788
Current liabilities:
Accounts payable and other current liabilities	257	227	145
Accrued compensation and benefits	117	179	188
Accrued marketing	94	118	87
Income taxes payable	18	14	15
Long-term debt, current portion	44	44	43
Lease liabilities, current portion	9	10	13
Deferred revenue	926	823	710
Current liabilities of discontinued operations	925	970	959
Total current liabilities	2,390	2,385	2,160
Long-term debt, net	3,904	3,943	4,669
Deferred tax liabilities	7	5	156
Other long-term liabilities	138	153	119
Deferred revenue, less current portion	93	80	67
Long-term liabilities of discontinued operations	609	662	711
Total liabilities	7,141	7,228	7,882
Stockholders' equity/members' deficit:
Members' deficit			(647)
Total deficit	(9,391)	(6,640)	(2,094)
Total liabilities, redeemable noncontrolling interests and deficit	5,437	5,428	$ 5,788
Variable Interest Entity, Primary Beneficiary
Current assets:
Cash and cash equivalents	416	231
Accounts receivable, net	95	102
Deferred costs	163	137
Other current assets	44	42
Current assets of discontinued operations	317	402
Total current assets	1,035	914
Property and equipment, net	103	115
Goodwill	1,018	1,018
Identified intangible assets, net	631	729
Deferred tax assets	25	25
Receivable from Parent, net	0	46
Other long-term assets	93	67
Long-term assets of discontinued operations	2,528	2,560
Total assets	5,433	5,474
Current liabilities:
Accounts payable and other current liabilities	236	211
Accrued compensation and benefits	117	179
Accrued marketing	94	118
Income taxes payable	18	14
Long-term debt, current portion	44	44
Lease liabilities, current portion	9	10
Liability to Parent,net	3
Deferred revenue	926	823
Current liabilities of discontinued operations	925	970
Total current liabilities	2,372	2,369
Long-term debt, net	3,904	3,943
Deferred tax liabilities	7	5
Other long-term liabilities	126	153
Deferred revenue, less current portion	93	80
Long-term liabilities of discontinued operations	609	662
Total liabilities	7,111	7,212
Stockholders' equity/members' deficit:
Members' deficit	(637)	(646)
Total deficit	(1,678)	(1,738)
Total liabilities, redeemable noncontrolling interests and deficit	5,433	5,474
Variable Interest Entity, Not Primary Beneficiary | Continuing LLC Owners
Stockholders' equity/members' deficit:
Members' deficit	$ (1,041)	$ (1,092)